GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Balance at beginning of year	$ 1,000,749	$ 937,771	$ 937,771
Goodwill	758	62,978	0
Balance at end of year	$ 1,001,507	$ 1,000,749	$ 937,771